Expenses (Details) - Schedule of Expenses - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Expenses [Abstract]
Cost of revenue	$ 7,757,172	$ 7,163,929
Amortization of intangible assets (refer to Note 11)	7,944	8,299
Depreciation (refer to Note 10)	445,847	293,077
Legal and professional expenses	259,837	1,692,391
Staffing expense	471,181	314,721
Other operating expenses	1,464,296	1,075,542
Total expenses	$ 10,406,277	$ 10,547,959